RELATED PARTY TRANSACTIONS - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2022 USD ($) shares eMPLOYEES	Dec. 31, 2022 USD ($)
LTIP RSU
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement (shares) | shares	13,347,757
SOP Scheme
Disclosure of transactions between related parties [line items]
Amount charged	$ 1,469,467
Restricted Share Units (RSU)
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement (shares) | shares	1,730,013
Key management personnel
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 1,694,915
Number of employees | eMPLOYEES	5
Key management personnel | LTIP RSU
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement (shares) | shares	3,165,049
Weighted average fair value at measurement date, other equity instruments granted		$ 5,529,178
Amount charged	$ 845,518
Key management personnel | SOP Scheme
Disclosure of transactions between related parties [line items]
Amount charged	$ 332,294
Non-executive directors
Disclosure of transactions between related parties [line items]
Number of employees | eMPLOYEES	5
Directors' remuneration expense	$ 656,447
Non-executive directors | Restricted Share Units (RSU)
Disclosure of transactions between related parties [line items]
Amount charged	$ 144,896